FIXED ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
FIXED ASSETS
Schedule of composition of assets and accumulated depreciation, grouped by major classifications

	Cost		Accumulated depreciation		Depreciated balance
	December 31		December 31		December 31
	2024	2023	2024	2023	2024	2023

	U.S. dollars in thousands
Office furniture and equipment (including computers)	1,068	1,059	988	956	80	103
Leasehold improvements	379	379	324	289	55	90
	1,447	1,438	1,312	1,245	135	193